Cash generated from operations	3 Months Ended
Mar. 31, 2021
Statement of cash flows [abstract]
Cash generated from operations	Cash generated from operations

	Quarter	Quarter	Year
	ended	ended	ended
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Profit (loss) before taxation	279	231	1,589
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	—	12	—
Amortisation of tangible and right of use assets	99	134	568
Amortisation of intangible assets	1	1	2
Finance costs and unwinding of obligations	30	43	177
Environmental rehabilitation and other expenditure	(30)	(9)	(50)
Impairment, derecognition of assets and (profit) loss on disposal	—	—	(1)
Other expenses (income)	2	26	51
Profit (loss) on sale of assets	(1)	—	—
Interest income	(14)	(5)	(27)
Share of associates and joint ventures' (profit) loss	(57)	(58)	(278)
Other non-cash movements	4	(14)	35
Movements in working capital	(79)	(137)	(238)
	234	224	1,828

Movements in working capital:
(Increase) decrease in inventories	60	(46)	(83)
(Increase) decrease in trade and other receivables	(57)	(19)	(163)
Increase (decrease) in trade, other payables and provisions	(82)	(72)	8
	(79)	(137)	(238)